UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F QUARTER ENDED JUNE 30, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
WHICH CONFIDENTIAL TREATMENT EXPIRED ON December 31, 2010.

Report for the Calendar Year or Quarter Ended: JUNE 30, 2010

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   DECEMBER 20, 2011

Please disregard Amendement Two.  The quarter end was mistakenly
reported in   the legend. It should have read June 30, 2010 (as
listed above) and not March 31, 2010 as originally reported.

The quarter ended wase also orginally reported incorrectly.
It should read as above "Report for the Calendar Year of Quarter
Ended:June 30, 2010." Not March 31, 2010 as originally submitted.

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $17431
                                        (thousands)

List of Other Included Managers:  None

	  	            	         Mrkt     Sh or   SH or Inv      Sole
Name                    Cl   CUSIP	 Val      Prn     Pr    Dis      Vote
APACHE CORP		COM  37411105    1438     17084   SH    DEFINED  17084
GLG PARTNERS INC	COM  37929X107   2988     682216  SH    DEFINED  682216
INTERACTIVE DATA CORP	COM  45840J107   4977     149115  SH    DEFINED  149115
INVENTIV HEALTH INC	COM  46122E105   8028     313611  SH    DEFINED  313611